General Information (Tables)	12 Months Ended
Dec. 31, 2021
General information [Abstract]
Schedule of parent company of the remaining wholly- and partly-owned subsidiaries
Name	Main business	Country of registration and incorporation	Year of incorporation	Ownership interest held by the Group on December 31, 2021	Ownership interest held by non- controlling interest on December 31, 2021
Eco Wave Power Ltd. (reg. no. 514593722)	Wave power	Israel	2011	100%	-
Eco Wave Power Australia PTY Ltd. (org. no.632805353)	Wave power	Australia	2019	100%	-
Eco Wave Power Gibraltar Ltd. (org. no.113264)	Wave power	Gibraltar	2015	100%	-
Eco Wave Power Mexico (org. no. 507055)	Wave power	Mexico	2014	60%	40%
Eco Wave Manzanillo I (org. no. 562840)	Wave power	Mexico	2016	99.998 % owned by Eco Wave Power Mexico	0.002%
Suzhou Eco Wave Power Technology Co. Ltd. (org. no. 913205810942967451)	Wave power	China	2014	90%	10%
EW Portugal – Wave Energy Solutions, Unipessoal Ida (Org. no. 516138626) – see Note 15c.	Wave power	Portugal	2020	100%	-

Schedule of joint venture
Name	Main business	Country of registration and incorporation	Year of incorporation	Proportion of the shares on December 31, 2021
EWP EDF One Ltd. (reg. no. 516065943)	Wave power	Israel	2019	50%